Income Taxes - Reconciliation of Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Beginning Balance	$ 73	$ 62
Increases based on tax positions taken during a prior period	31
Increases based on tax positions taken during a current period	183	11
Ending Balance	$ 287	$ 73